Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 5.4%
Delaware Valley Regional Finance Authority, PA:
5.75%, 7/1/32	$4,500	$ 5,002,200
(LOC: TD Bank N.A.), 3.90%, 3/1/52(1)	600	600,000
(LOC: TD Bank N.A.), 3.90%, 11/1/55(1)	2,400	2,400,000
		$ 8,002,200
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$1,323	$ 238,218
		$ 238,218
Education — 10.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.007%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(3)	$1,600	$ 1,566,304
Bethlehem Redevelopment Authority, PA, (Moravian University), 4.00%, 10/1/38	300	243,243
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,180	1,180,472
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/45	1,610	1,601,564
Lancaster Higher Education Authority, PA, (Elizabethtown College), 5.00%, 10/1/31	1,500	1,486,680
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/52	2,000	1,458,600
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,076,825
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	2,000	1,709,440
Pennsylvania State University, 5.00%, 9/1/49	1,500	1,519,080
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	1,035	1,035,517
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/43	1,875	1,641,956
		$ 15,519,681
Electric Utilities — 2.0%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$1,000	$ 948,000
(LOC: TD Bank, N.A.), 4.07%, 8/1/31(1)	2,000	2,000,000
		$ 2,948,000
Security	Principal Amount (000's omitted)	Value
General Obligations — 6.8%
Bethel Park School District, PA, 5.25%, 8/1/43(4)	$2,100	$ 2,165,499
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,046,450
Lower Merion School District, PA, 1.50%, 11/15/25	2,660	2,467,709
Montgomery County, PA, 5.00%, 10/1/39(4)	2,000	2,095,360
North Allegheny School District, PA, 4.00%, 5/1/37	1,000	933,680
Puerto Rico:
5.625%, 7/1/29	500	511,620
5.75%, 7/1/31	750	772,867
		$ 9,993,185
Hospital — 15.3%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$1,220	$ 1,142,933
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 4.00%, 7/15/37	2,000	1,803,780
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 5.00%, 7/1/35	500	426,685
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,073,213
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	1,762,540
5.00%, 2/15/45	3,150	3,038,710
Lancaster County Hospital Authority, PA, (Penn State Health):
5.00%, 11/1/40	1,000	991,720
5.00%, 11/1/46	1,500	1,440,300
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,596,240
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,000	1,835,900
Pennsylvania Economic Development Financing Authority, (UPMC), 4.61%, (SIFMA + 0.42%), 11/15/24(3)	1,000	996,960
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	2,000	1,910,360
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/38	2,225	2,044,152
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	3,000	2,438,520
		$ 22,502,013
Housing — 1.9%
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	$1,350	$ 828,414
Social Bonds, 4.40%, 10/1/38	1,000	939,030

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR: (continued)
Social Bonds, 5.00%, 10/1/50	$1,100	$ 1,050,918
		$ 2,818,362
Industrial Development Revenue — 1.3%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$2,000	$ 1,958,000
		$ 1,958,000
Insured - Education — 2.4%
State Public School Building Authority, PA, (Delaware County Community College):
(BAM), 4.00%, 10/1/40	$1,000	$ 834,630
(BAM), 4.00%, 10/1/41	1,000	825,650
(BAM), 4.00%, 10/1/42	1,000	812,970
(BAM), 4.125%, 10/1/48	1,250	994,013
		$ 3,467,263
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,117,197
		$ 1,117,197
Insured - Escrowed/Prerefunded — 1.5%
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,150,362
		$ 2,150,362
Insured - General Obligations — 4.5%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/32	$1,000	$ 1,018,600
(BAM), 5.00%, 6/1/33	1,000	1,017,620
Cambria County, PA, (BAM), 5.00%, 8/1/30	1,050	1,057,235
Cumberland Valley School District, PA, (AGM), 5.00%, 11/15/42	1,410	1,433,152
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	888,370
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,176,872
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	56,146
		$ 6,647,995
Insured - Hospital — 1.4%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,024,440
		$ 2,024,440
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 1.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$2,000	$ 1,791,740
		$ 1,791,740
Insured - Transportation — 3.9%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/41	$1,000	$ 1,030,610
(AGM), (AMT), 5.50%, 1/1/42	1,000	1,025,790
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	1,500	1,561,905
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,153,100
		$ 5,771,405
Insured - Water and Sewer — 6.8%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,000,540
Bucks County Water and Sewer Authority, PA, (AGM), 4.25%, 12/1/47	1,200	1,060,248
Philadelphia, PA, Water and Wastewater Revenue, (AGM), 5.00%, 9/1/43	3,500	3,543,890
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,429,987
		$ 10,034,665
Lease Revenue/Certificates of Participation — 4.0%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,005,814
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,970	2,932,192
		$ 5,938,006
Senior Living/Life Care — 3.2%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$ 490,825
5.00%, 1/1/39	575	529,512
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	748,203
5.00%, 12/1/33	455	398,935
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,260	1,074,641

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	$200	$ 156,470
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	905,900
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	365,463
		$ 4,669,949
Special Tax Revenue — 4.9%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(5)	$1,750	$ 1,603,577
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	200	178,208
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	808,010
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	20	19,404
0.00%, 7/1/27	34	28,765
0.00%, 7/1/29	34	26,176
0.00%, 7/1/31	43	29,939
0.00%, 7/1/33	49	30,692
0.00%, 7/1/46	463	115,343
0.00%, 7/1/51	377	68,146
4.50%, 7/1/34	74	70,671
4.536%, 7/1/53	5	4,086
5.00%, 7/1/58	2,533	2,217,641
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,057,500
		$ 7,258,158
Transportation — 17.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 4,515,400
(AMT), 5.00%, 1/1/56	1,000	926,100
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	2,335	2,335,163
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,000	946,600
Pennsylvania Turnpike Commission:
4.00%, 12/1/43	1,750	1,513,995
4.25%, 12/1/41	1,125	1,038,195
5.00%, 12/1/39	1,500	1,515,345
5.00%, 12/1/41	1,250	1,255,363
5.00%, 12/1/48	2,500	2,505,775
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission: (continued)
5.04%, (SIFMA + 0.85%), 12/15/26 (Put Date), 7/15/41(3)	$1,000	$ 1,000,170
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	3,955	3,886,697
(AMT), 5.00%, 7/1/33	1,000	1,017,310
(AMT), 5.00%, 7/1/51	3,000	2,800,710
		$ 25,256,823
Water and Sewer — 1.1%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 640,515
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	1,000	1,005,190
		$ 1,645,705
Total Tax-Exempt Municipal Obligations (identified cost $150,301,634)		$141,753,367

Taxable Municipal Obligations — 3.0%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$679	$ 122,205
		$ 122,205
General Obligations — 1.0%
Pennsylvania, 4.65%, 2/15/26(6)	$1,455	$ 1,437,133
		$ 1,437,133
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,243,680
		$ 1,243,680

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.1%
Philadelphia Industrial Development Authority, PA, City Service Agreement Revenue, 3.964%, 4/15/26	$1,585	$ 1,540,984
		$ 1,540,984
Total Taxable Municipal Obligations (identified cost $5,255,384)		$ 4,344,002
Total Investments — 99.3% (identified cost $155,557,018)		$146,097,369
Other Assets, Less Liabilities — 0.7%		$ 1,054,391
Net Assets — 100.0%		$147,151,760
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $1,781,785 or 1.2% of the Fund's net assets.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 22.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 13.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at October 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$141,753,367	$ —	$141,753,367
Taxable Municipal Obligations	—	4,344,002	—	4,344,002
Total Investments	$ —	$146,097,369	$ —	$146,097,369
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.